Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.3%)
	Cable One Inc.	1,656	2,158
	TEGNA Inc.	98,323	2,153
	New York Times Co. Class A	55,835	1,926
*	Iridium Communications Inc.	49,320	1,830
*	TripAdvisor Inc.	45,516	1,131
	John Wiley & Sons Inc. Class A	17,284	915
	World Wrestling Entertainment Inc. Class A	13,221	883
*	Yelp Inc. Class A	27,822	818
			11,814
Consumer Discretionary (12.6%)
	Lithia Motors Inc. Class A	24,052	7,323
	Lear Corp.	47,421	6,684
	Macy's Inc.	237,855	5,625
	Murphy USA Inc.	18,204	4,535
	Toll Brothers Inc.	89,339	4,509
	Kohl's Corp.	110,585	4,459
	Leggett & Platt Inc.	105,847	4,146
	Travel + Leisure Co.	68,482	3,500
	Thor Industries Inc.	44,175	3,356
	Hanesbrands Inc.	277,793	3,297
*	Goodyear Tire & Rubber Co.	223,539	2,888
*	Taylor Morrison Home Corp. Class A	97,546	2,826
*	Grand Canyon Education Inc.	31,439	2,803
	Marriott Vacations Worldwide Corp.	18,633	2,752
	Polaris Inc.	25,827	2,752
	Gentex Corp.	88,321	2,745
*	Adient plc	75,279	2,664
	Carter's Inc.	33,535	2,584
*	Visteon Corp.	22,212	2,492
	H&R Block Inc.	70,536	2,486
	KB Home	68,180	2,352
	Nordstrom Inc.	88,734	2,345
	Foot Locker Inc.	69,302	2,286
*	Skechers U.S.A. Inc. Class A	56,921	2,243
*	Capri Holdings Ltd.	45,682	2,227
*	Ollie's Bargain Outlet Holdings Inc.	46,550	2,186
	Wyndham Hotels & Resorts Inc.	25,845	2,071
*	Callaway Golf Co.	92,978	2,019
*	AutoNation Inc.	16,816	2,011
	Graham Holdings Co. Class B	3,166	1,941
	Cracker Barrel Old Country Store Inc.	18,728	1,910

		Shares	Market Value ($000)
	Dana Inc.	114,514	1,896
	Gap Inc.	169,405	1,869
	Harley-Davidson Inc.	52,321	1,841
	Texas Roadhouse Inc. Class A	22,125	1,725
	Wendy's Co.	70,243	1,309
*	Victoria's Secret & Co.	29,479	1,215
*	Urban Outfitters Inc.	51,918	1,093
	Choice Hotels International Inc.	8,322	1,064
	Columbia Sportswear Co.	12,872	1,001
*	Six Flags Entertainment Corp.	31,241	917
	American Eagle Outfitters Inc.	70,494	854
			112,801
Consumer Staples (5.6%)
*	BJ's Wholesale Club Holdings Inc.	108,020	6,251
	Casey's General Stores Inc.	29,483	6,178
*	Performance Food Group Co.	122,995	5,331
	Ingredion Inc.	52,863	5,006
	Flowers Foods Inc.	157,650	4,351
*	Post Holdings Inc.	45,245	3,720
*	Grocery Outlet Holding Corp.	69,265	2,649
*	Sprouts Farmers Market Inc.	89,136	2,415
*	BellRing Brands Inc.	88,605	2,317
*	Coty Inc. Class A	272,602	1,933
*	Hain Celestial Group Inc.	72,660	1,915
	Nu Skin Enterprises Inc. Class A	39,566	1,846
	Sanderson Farms Inc.	8,937	1,783
	Energizer Holdings Inc.	52,124	1,563
*	Pilgrim's Pride Corp.	38,653	1,288
*	Boston Beer Co. Inc. Class A	2,976	1,057
	Lancaster Colony Corp.	8,166	995
			50,598
Energy (3.9%)
	EQT Corp.	238,974	11,404
	NOV Inc.	311,971	6,239
	HF Sinclair Corp.	118,768	5,831
	DT Midstream Inc.	44,487	2,585
	Equitrans Midstream Corp.	323,256	2,544
*	Range Resources Corp.	61,462	2,087
	ChampionX Corp.	85,003	1,978
*	CNX Resources Corp.	85,225	1,851
			34,519
Financials (17.2%)
	First Horizon Corp.	423,961	9,679
*	Alleghany Corp.	10,878	9,070
	Reinsurance Group of America Inc.	53,353	6,714
	Unum Group	162,401	5,919
	Voya Financial Inc.	85,815	5,888
	Old Republic International Corp.	226,807	5,425
	RenaissanceRe Holdings Ltd.	34,950	5,366
	Prosperity Bancshares Inc.	73,221	5,308
	Valley National Bancorp	335,102	4,259
	Hanover Insurance Group Inc.	28,279	4,146
	Webster Financial Corp.	84,325	4,139
	United Bankshares Inc.	108,266	4,066
	Cadence Bank	149,777	4,004
	American Financial Group Inc.	27,905	3,943
	Selective Insurance Group Inc.	47,750	3,787

		Shares	Market Value ($000)
	Essent Group Ltd.	87,683	3,752
	Old National Bancorp	234,320	3,726
	New York Community Bancorp Inc.	369,200	3,685
	MGIC Investment Corp.	254,455	3,545
	FNB Corp.	270,136	3,282
	Commerce Bancshares Inc.	43,949	3,040
*	Brighthouse Financial Inc.	61,775	3,034
	Synovus Financial Corp.	69,217	2,952
	First American Financial Corp.	47,018	2,849
	Kemper Corp.	47,631	2,516
	Cullen/Frost Bankers Inc.	19,906	2,488
	Associated Banc-Corp	119,004	2,463
	FirstCash Holdings Inc.	31,997	2,389
*	Texas Capital Bancshares Inc.	40,148	2,270
	Bank OZK	50,900	2,111
	Janus Henderson Group plc	72,355	2,034
	Fulton Financial Corp.	127,923	2,028
	SEI Investments Co.	34,222	2,000
	Wintrust Financial Corp.	22,615	1,976
	CNO Financial Group Inc.	95,446	1,963
	Umpqua Holdings Corp.	108,275	1,911
	Hancock Whitney Corp.	37,903	1,889
	International Bancshares Corp.	42,274	1,773
	Home BancShares Inc.	75,398	1,703
	Washington Federal Inc.	51,835	1,682
	Interactive Brokers Group Inc. Class A	26,387	1,624
	RLI Corp.	12,691	1,537
	Cathay General Bancorp	36,743	1,510
	Primerica Inc.	11,933	1,504
	Bank of Hawaii Corp.	18,575	1,476
	Federated Hermes Inc. Class B	40,620	1,380
	Mercury General Corp.	21,062	1,031
			154,836
Health Care (6.9%)
*	Jazz Pharmaceuticals plc	48,837	7,310
*	Envista Holdings Corp.	128,242	5,520
	Encompass Health Corp.	79,074	5,182
*	Acadia Healthcare Co. Inc.	71,486	5,088
*	United Therapeutics Corp.	18,620	4,289
	Perrigo Co. plc	106,161	4,232
*	LHC Group Inc.	25,130	4,188
*	Amedisys Inc.	25,871	2,999
*	Haemonetics Corp.	40,526	2,564
	Chemed Corp.	5,258	2,547
*	NuVasive Inc.	41,190	2,365
	Patterson Cos. Inc.	68,791	2,173
*	Exelixis Inc.	118,135	2,165
*	Integra LifeSciences Holdings Corp.	28,347	1,776
*	Globus Medical Inc. Class A	25,109	1,672
*	ICU Medical Inc.	8,387	1,523
*	Enovis Corp.	21,226	1,408
*	HealthEquity Inc.	21,976	1,375
*	LivaNova plc	16,851	1,147
*	R1 RCM Inc.	44,461	955
*	Neogen Corp.	35,873	949
*	Progyny Inc.	20,984	663
			62,090

		Shares	Market Value ($000)
Industrials (18.7%)
	AECOM	112,300	7,844
	Owens Corning	79,821	7,629
	Knight-Swift Transportation Holdings Inc. Class A	131,797	6,411
	AGCO Corp.	48,750	6,246
*	CACI International Inc. Class A	18,537	5,197
	Woodward Inc.	50,123	5,093
	Oshkosh Corp.	52,926	4,917
	EMCOR Group Inc.	42,417	4,481
	Curtiss-Wright Corp.	31,189	4,428
	MDU Resources Group Inc.	161,595	4,425
*	Sunrun Inc.	164,279	4,291
*	XPO Logistics Inc.	78,423	4,191
*	Univar Solutions Inc.	135,624	4,166
	Science Applications International Corp.	45,180	3,911
	Regal Rexnord Corp.	31,247	3,904
	ManpowerGroup Inc.	43,036	3,857
	Hexcel Corp.	66,596	3,826
	Hubbell Inc. Class B	19,862	3,771
*	Stericycle Inc.	72,890	3,685
	Graco Inc.	54,009	3,419
	Ryder System Inc.	42,691	3,416
	Timken Co.	54,768	3,345
	Flowserve Corp.	103,499	3,260
*	Kirby Corp.	47,683	3,220
	MSC Industrial Direct Co. Inc. Class A	37,388	3,175
*	Fluor Corp.	112,198	3,167
	GATX Corp.	28,229	3,047
*	JetBlue Airways Corp.	252,363	2,710
*	Mercury Systems Inc.	45,125	2,699
	Lincoln Electric Holdings Inc.	19,723	2,679
	Donaldson Co. Inc.	48,153	2,518
*	Middleby Corp.	15,919	2,411
	Brink's Co.	39,074	2,377
	Lennox International Inc.	11,226	2,345
	Watsco Inc.	8,933	2,284
	EnerSys	32,821	2,223
	ITT Inc.	29,862	2,204
	Terex Corp.	55,380	1,960
	KBR Inc.	38,955	1,938
	nVent Electric plc	54,747	1,938
	Crane Holdings Co.	20,190	1,931
	Werner Enterprises Inc.	47,495	1,927
*	IAA Inc.	49,242	1,922
*	MasTec Inc.	22,898	1,914
	Kennametal Inc.	65,979	1,830
	MillerKnoll Inc.	60,088	1,815
	MSA Safety Inc.	14,187	1,809
	Landstar System Inc.	10,488	1,588
*	Clean Harbors Inc.	16,304	1,523
*	Dycom Industries Inc.	14,568	1,356
*	Esab Corp.	21,277	1,064
	Trinity Industries Inc.	32,417	806
			168,093
Information Technology (10.1%)
*	Arrow Electronics Inc.	54,066	6,523
	Western Union Co.	312,994	5,678
	Jabil Inc.	63,880	3,930

		Shares	Market Value ($000)
	Avnet Inc.	78,660	3,811
*	NCR Corp.	104,737	3,633
	Vontier Corp.	134,438	3,606
*	Fair Isaac Corp.	8,764	3,589
*	WEX Inc.	20,313	3,459
	TD SYNNEX Corp.	32,945	3,421
*	Euronet Worldwide Inc.	27,725	3,359
*	Wolfspeed Inc.	44,129	3,320
*	II-VI Inc.	43,881	2,743
*	Lumentum Holdings Inc.	31,518	2,713
	CDK Global Inc.	49,011	2,669
	Cognex Corp.	51,933	2,515
	MKS Instruments Inc.	19,815	2,447
*	Viasat Inc.	59,093	2,334
*	Ciena Corp.	45,524	2,314
*	First Solar Inc.	32,138	2,269
	Bread Financial Holdings Inc.	39,465	2,175
	Vishay Intertechnology Inc.	105,251	2,151
	Belden Inc.	35,625	2,051
	Genpact Ltd.	46,064	2,044
	Littelfuse Inc.	7,432	2,008
*	Cirrus Logic Inc.	23,639	1,928
	Xerox Holdings Corp.	97,435	1,834
*	Kyndryl Holdings Inc.	142,409	1,757
	National Instruments Corp.	49,197	1,738
*	Envestnet Inc.	20,445	1,362
*	ACI Worldwide Inc.	49,634	1,322
	CMC Materials Inc.	7,463	1,320
*	Semtech Corp.	17,554	1,125
*	Sabre Corp.	133,073	999
	Amkor Technology Inc.	46,976	960
*	Blackbaud Inc.	12,451	793
*	CommVault Systems Inc.	12,399	756
			90,656
Materials (6.8%)
	Reliance Steel & Aluminum Co.	49,769	9,675
	Chemours Co.	127,148	5,479
	Alcoa Corp.	87,773	5,417
	United States Steel Corp.	207,312	5,197
	Sonoco Products Co.	78,130	4,568
	RPM International Inc.	50,517	4,451
	Commercial Metals Co.	96,445	3,832
	Cabot Corp.	45,003	3,403
	AptarGroup Inc.	28,194	3,019
	Silgan Holdings Inc.	66,561	2,916
	Ashland Global Holdings Inc.	24,009	2,569
	Royal Gold Inc.	20,834	2,356
	NewMarket Corp.	5,432	1,790
	Minerals Technologies Inc.	26,452	1,753
	Greif Inc. Class A	21,161	1,258
	Sensient Technologies Corp.	14,319	1,252
	Worthington Industries Inc.	25,807	1,204
*	Ingevity Corp.	14,353	1,000
			61,139
Real Estate (10.7%)
	Medical Properties Trust Inc.	474,065	8,808
	Omega Healthcare Investors Inc.	189,910	5,654

		Shares	Market Value ($000)
	STORE Capital Corp.	195,073	5,382
	Kilroy Realty Corp.	83,487	5,068
	Spirit Realty Capital Inc.	101,332	4,255
	Cousins Properties Inc.	118,218	4,084
*	Jones Lang LaSalle Inc.	20,420	4,029
	Kite Realty Group Trust	173,790	3,643
	National Retail Properties Inc.	76,654	3,396
	Park Hotels & Resorts Inc.	187,670	3,389
	Highwoods Properties Inc.	83,290	3,272
	Physicians Realty Trust	175,038	3,247
	American Campus Communities Inc.	49,749	3,234
	SL Green Realty Corp.	50,875	3,143
	EPR Properties	59,360	3,042
	Apartment Income REIT Corp. Class A	66,134	2,967
	Brixmor Property Group Inc.	106,596	2,599
	Sabra Health Care REIT Inc.	181,434	2,547
	Corporate Office Properties Trust	89,328	2,469
	Hudson Pacific Properties Inc.	120,972	2,409
	Pebblebrook Hotel Trust	104,539	2,353
	JBG SMITH Properties	90,799	2,344
	Lamar Advertising Co. Class A	23,475	2,299
	Douglas Emmett Inc.	75,111	2,123
	Macerich Co.	169,394	1,990
	Rayonier Inc.	46,143	1,902
	Healthcare Realty Trust Inc.	62,130	1,806
	First Industrial Realty Trust Inc.	32,078	1,705
	PotlatchDeltic Corp.	30,736	1,612
	PS Business Parks Inc.	5,904	1,108
			95,879
Utilities (5.9%)
	UGI Corp.	166,616	7,121
	Southwest Gas Holdings Inc.	52,355	4,876
	IDACORP Inc.	40,142	4,376
	OGE Energy Corp.	100,060	4,132
	Black Hills Corp.	50,659	3,884
	Hawaiian Electric Industries Inc.	86,793	3,747
	ONE Gas Inc.	42,548	3,703
	New Jersey Resources Corp.	76,344	3,506
	PNM Resources Inc.	68,255	3,244
	Spire Inc.	41,092	3,217
	Essential Utilities Inc.	67,503	3,123
	ALLETE Inc.	44,342	2,750
	NorthWestern Corp.	42,981	2,633
	National Fuel Gas Co.	34,797	2,559
			52,871
Total Common Stocks (Cost $851,107)			895,296

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $2,035)	0.854%	20,351	2,035
Total Investments (99.9%) (Cost $853,142)				897,331
Other Assets and Liabilities—Net (0.1%)				968
Net Assets (100%)				898,299
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2022	2	503	9

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/22	BANA	2,552	(0.785)	—	(90)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	895,296	—	—	895,296
Temporary Cash Investments	2,035	—	—	2,035
Total	897,331	—	—	897,331

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Liabilities
Swap Contracts	—	90	—	90
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.